AVIF-SAI-SUP-2

Statement of Additional Information Supplement dated March 1, 2019

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. Health Care Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund

Effective March 1, 2019, the Board of Trustees (the “Board”) appointed Anthony J. LaCava, Jr. as a trustee of each Fund. The following information is added under “Management of the Trust – Board of Trustees – Independent Trustees” in the Statement of Additional Information for each Fund.

“Anthony J. LaCava, Jr., Trustee

Anthony J. LaCava, Jr. currently serves as a member of the board of directors and as a member of the audit committee of Blue Hills Bank, a publicly traded financial institution.

Mr. LaCava retired after a 37-year career with KPMG LLP (“KPMG”) where he served as senior partner for a wide range of firm clients across the retail, financial services, consumer markets, real estate, manufacturing, health care and technology industries. From 2005 to 2013, Mr. LaCava served as a member of the board of directors of KPMG and chair of the board’s audit and finance committee and nominating committee. He also previously served as Regional Managing Partner from 2009 through 2012 and Managing Partner of KPMG’s New England practice.

Mr. LaCava currently serves as Chairman of the Business Advisory Council of Bentley University and as a member of American College of Corporate Directors and Board Leaders, Inc.

The Board believes that Mr. LaCava’s experience in audit and financial services will benefit the Funds.”

The following information is added to the table under “Appendix C – Trustees and Officers” in the Statement of Additional Information for each Fund.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Independent Trustees
“Anthony J. LaCava, Jr. – 1956 Trustee	2019	Director, Blue Hills Bank (publicly traded financial institution). Formerly: Managing Partner, KPMG LLP.	158	Chairman of the Audit Committee, Blue Hills Bank; Chairman of the Business Advisory Council, Bentley University; Chairman of the Audit and Finance Committee and Nominating Committee, KPMG LLP.”

AVIF-SAI-SUP-2